Stock Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of all stock options outstanding
Shares subject to option, beginning balance	104,000	114,301	104,463
Shares subject to options, granted	16,000	16,000	16,000
Shares subject to option, exercised	(4,000)	(14,324)	(6,162)
Shares subject to option, forfeited or expired		(11,977)
Shares subject to option, ending balance	116,000	104,000	114,301	104,463
Weighted average exercise price per share, beginning balance	$ 28.57	$ 25.67	$ 22.87
Weighted average exercise price per share, granted	$ 22.95	$ 25.18	$ 37.23
Weighted average exercise price per share, exercised	$ 15.04	$ 14.06	$ 8.16
Weighted average exercise price per share, forfeited or expired		$ 13.69
Weighted average exercise price per share, ending balance	$ 28.27	$ 28.57	$ 25.67	$ 22.87
Aggregate intrinsic value, beginning balance			$ 1,935,885
Weighted average contractual remaining life in years, beginning balance	6 years	6 years 2 months 12 days	5 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic value, ending balance	$ 279,150	$ 126,570	$ 971,014
Weighted average contractual remaining life in years, ending balance	6 years	6 years 2 months 12 days	5 years 3 months 18 days	5 years 3 months 18 days